LIABILITIES PRESENTED AT FAIR VALUE, Changes in the Fair Value of Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the fair value of warrants [Abstract]
Exercise of warrants	$ 0	$ 10,900	$ 0
Revaluation of financial derivatives	17,600	(1,061)	(805)
Level 3 [Member]
Changes in the fair value of warrants [Abstract]
Balance at beginning of period	10,300	461	1,266
Proceeds from issue of financial derivatives		10,900
Exercise of warrants	(3,851)
Revaluation of financial derivatives	17,600	(1,061)	(805)
Balance at end of period	24,049	10,300	461
Warrants E-2 [Member] | Level 3 [Member]
Changes in the fair value of warrants [Abstract]
Balance at beginning of period	0	461	1,266
Proceeds from issue of financial derivatives		0
Exercise of warrants	0
Revaluation of financial derivatives	0	(461)	(805)
Balance at end of period	0	0	461
Warrants [Member] | Ordinary Shares [Member] | Level 3 [Member]
Changes in the fair value of warrants [Abstract]
Balance at beginning of period	10,300	0	0
Proceeds from issue of financial derivatives		10,900
Exercise of warrants	(3,851)
Revaluation of financial derivatives	17,600	(600)	0
Balance at end of period	$ 24,049	$ 10,300	$ 0